Other Current and Non-Current Assets (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Other Current and Non-Current Assets (Details) [Line Items]
Other non-current assets	$ 0		$ 3,753,785
Percentage of deposit interest rate	3.20%
Minsheng Bank Member
Other Current and Non-Current Assets (Details) [Line Items]
Other non-current assets	$ 3,918,148	¥ 27,400,000